Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Timing of Equity Awards

Grants of equity awards are within the discretion of the compensation committee and are generally made to our named executive officers on March 1 of each year, approximately two weeks after our earnings are announced for the preceding quarter and full fiscal year and following the filing of our Annual Report on Form 10-K for that year. On occasion, the compensation committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. We do not currently grant, and have not in recent years granted, stock options, stock appreciation rights (SARs) or other instruments with option-like features to our named executive officers or other employees. The compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Grants of equity awards are within the discretion of the compensation committee and are generally made to our named executive officers on March 1 of each year, approximately two weeks after our earnings are announced for the preceding quarter and full fiscal year and following the filing of our Annual Report on Form 10-K for that year. On occasion, the compensation committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. We do not currently grant, and have not in recent years granted, stock options, stock appreciation rights (SARs) or other instruments with option-like features to our named executive officers or other employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false